Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipments [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]

Amounts in US$'000	Oil &; gas properties		Furniture, equipment and vehicles	Production facilities and machinery	Buildings and improvements	Construction in progress	Exploration and evaluation assets(b)		Total
Cost at 1 January 2015	749,947		12,057	111,646	9,527	59,425	140,444		1,083,046
Additions	(4,640)	(a)	954	-	272	36,543	12,299		45,428
Currency translation differences	(27,522)		(182)	(2,577)	(92)	-	(1,510)		(31,883)
Disposals	(241)		(13)	(1,685)	(84)	-	-		(2,023)
Write-off / Impairment loss	(128,956)		-	(13,242)	-	(7,376)	(30,084)	(c)	(179,658)
Transfers	60,404		929	30,690	895	(58,769)	(34,149)		-
Cost at 31 December 2015	648,992		13,745	124,832	10,518	29,823	87,000		914,910
Additions	(3,531)	(a)	406	466	-	20,322	18,181		35,844
Currency translation differences	16,132		126	2,077	35	73	790		19,233
Disposals	-		(22)	-	-	-	-		(22)
Write-off / Impairment reversal	5,664		-	-	-	-	(31,366)	(d)	(25,702)
Transfers	24,984		102	5,038	-	(17,292)	(12,832)		-
Cost at 31 December 2016	692,241		14,357	132,413	10,553	32,926	61,773		944,263
Additions	7,997	(a)	954	-	-	66,953	49,455		125,359
Currency translation differences	(1,142)		(12)	(147)	(3)	(62)	(104)		(1,470)
Disposals	-		(112)	-	(189)	-	-		(301)
Write-off / Impairment reversal	-		-	-	-	-	(5,834)	(e)	(5,834)
Transfers	77,408		211	25,130	-	(61,827)	(40,922)		-
Cost at 31 December 2017	776,504		15,398	157,396	10,361	37,990	64,368		1,062,017

Depreciation and write-down at 1 January 2015	(240,439)		(4,449)	(45,147)	(2,244)	-	-		(292,279)
Depreciation	(84,849)		(2,850)	(15,467)	(874)	-	-		(104,040)
Disposals	-		8	-	15	-	-		23
Currency translation differences	4,115		(26)	-	(92)	-	-		3,997
Depreciation and write-down at 31 December 2015	(321,173)		(7,317)	(60,614)	(3,195)	-	-		(392,299)
Depreciation	(61,080)		(2,702)	(10,788)	(920)	-	-		(75,490)
Disposals	-		8	-	-	-	-		8
Currency translation differences	(2,486)		(38)	(296)	(16)	-	-		(2,836)
Depreciation and write-down at 31 December 2016	(384,739)		(10,049)	(71,698)	(4,131)	-	-		(470,617)
Depreciation	(57,725)		(1,948)	(14,558)	(844)	-	-		(75,075)
Disposals	-		73	-	38	-	-		111
Currency translation differences	930		8	24	5	-	-		967
Depreciation and write-down at 31 December 2017	(441,534)		(11,916)	(86,232)	(4,932)	-	-		(544,614)

Carrying amount at 31 December 2015	327,819		6,428	64,218	7,323	29,823	87,000		522,611
Carrying amount at 31 December 2016	307,502		4,308	60,715	6,422	32,926	61,773		473,646
Carrying amount at 31 December 2017	334,970		3,482	71,164	5,429	37,990	64,368		517,403

(a) Corresponds to the effect of change in estimate of assets retirement obligations.

(b) Exploration wells movement and balances are shown in the table below; seismic and other exploratory assets amount to US$ 53,764,000 (US$ 53,523,000 in 2016 and US$ 64,094,000 in 2015).

(c) Corresponds to the cost of two unsuccessful exploratory wells in Colombia (one well in CPO4 Block and one well in Llanos 32). The charge also includes the loss generated by the write-off of the seismic cost for Flamenco Block in Chile generated by the relinquishment of 143 sq km in November 2015 and the write off of two wells drilled in previous years in the same block for which no additional work would be performed.

(d) Corresponds to the write-off of five wells drilled in previous years in the Chilean blocks for which no additional work would be performed, the loss generated by the write-off of the seismic cost for Llanos 62 Block in Colombia generated by the relinquishment of the area in September 2016. In addition, during September 2016, five blocks in Brazil were relinquished so the associated investment was written off.

(e) Corresponds to five unsuccessful exploratory wells, one well drilled in Colombia (Llanos 34 Block), one well drilled in Brazil (REC-T-94 Block) and three non-operated wells drilled in Argentina (Puelen and Sierra del Nevado Blocks) in 2017. The charge also includes the loss generated by the write-off of the seismic cost for Campanario and Isla Norte Blocks in Chile generated by the relinquishment of 327 sq km in 2017.

Exploration Wells [Member]
Disclosure Of Property Plant And Equipments [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Amounts in US$ '000	Total
Exploration wells at 31 December 2015	22,906
Additions	15,088
Write-offs	(19,949)
Transfers	(9,795)
Exploration wells at 31 December 2016	8,250
Additions	35,299
Write-offs	(3,664)
Transfers	(29,281)
Exploration wells at 31 December 2017	10,604